Income Taxes (Details)	12 Months Ended				1 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2011 Subsidiary	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Aug. 31, 2011 PRC Tianwei Yingli	Dec. 31, 2011 PRC Tianwei Yingli Y	Dec. 31, 2010 PRC Tianwei Yingli	Dec. 31, 2009 PRC Tianwei Yingli	Dec. 31, 2011 PRC Yingli China	Dec. 31, 2008 PRC Yingli China	Dec. 31, 2011 PRC Fine Silicon	Dec. 31, 2009 PRC Fine Silicon	Dec. 31, 2011 PRC Yingli Hainan	Dec. 31, 2011 Germany	Dec. 31, 2011 United States of America
Income Taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%		12.50%	12.50%	12.50%	15.00%	15.00%	15.00%	15.00%		15.00%
PRC income tax at the statutory rate (as a percent)		25.00%
Preferential income tax rate(as a percent)						15.00%							12.50%
Exemption period for income tax rate (in years)						2 years
Exemption period for half of the income tax rate upon entering into the first sales transaction (in years)						3 years
State tax exemption period following first profit-making year (in years)						2							2
Federal corporation tax rate (as a percent)															34.00%
State corporation tax rate															6.80%
Reduction in state tax for three years following the exemption period (as a percent)						50.00%
Period for reduction in state tax percentage (in years)						3							3
Extended period for preferential income tax rate (in years)					3 years
Number of major overseas subsidiaries located in Germany	2
Solidarity surcharge on corporation income taxes (as a percent)														5.50%
Trade income tax rate (as a percent)														12.775%
Aggregate income tax rate (as a percent)														28.60%	40.80%